Subordinated liabilities - HSBC's subordinated liabilities in issue (Details) £ in Millions, MYR in Millions, CAD in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 MYR	Dec. 31, 2017 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MYR
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,220,739				$ 2,099,449
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	44,116				44,567
HSBC Subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	15,470				16,860
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	87,730				75,796
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	28,646				27,707
HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	29,271				28,536
6.676% senior subordinated notes | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	509
Non-convertible subordinated obligations | HSBC Holdings | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	60
Guaranteed By HSBC Holdings plc | HSBC Subsidiaries | Preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	892				891
Guaranteed By HSBC Holdings plc | 10.176% non-cumulative step-up perpetual preferred securities, series 2 | HSBC Subsidiaries | Preferred securities
Disclosure of financial liabilities [line items]
Notional amount	$ 900
Preferred securities rate	10.176%	10.176%	10.176%	10.176%
Financial liabilities	$ 892				891
Guaranteed By HSBC Bank plc | HSBC Subsidiaries | Preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 1,405				1,274
Guaranteed By HSBC Bank plc | 5.862% non-cumulative step-up perpetual preferred securities | HSBC Subsidiaries | Preferred securities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 300
Preferred securities rate	5.862%	5.862%	5.862%	5.862%
Financial liabilities	$ 459				411
Guaranteed By HSBC Bank plc | 5.844% non-cumulative step-up perpetual preferred securities | HSBC Subsidiaries | Preferred securities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 700
Preferred securities rate	5.844%	5.844%	5.844%	5.844%
Financial liabilities	$ 946				863
HSBC Bank plc | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	5,427				5,003
HSBC Bank plc | $750m Undated Floating Rate Primary Capital Notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	750
Financial liabilities	750				750
HSBC Bank plc | $500m Undated Floating Rate Primary Capital Notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	500
Financial liabilities	500				500
HSBC Bank plc | $300m Undated Floating Rate Primary Capital Notes, Series 3 | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	300
Financial liabilities	300				300
HSBC Bank plc | 7.65% subordinated notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 300
Borrowings interest rate	7.65%	7.65%	7.65%	7.65%
Financial liabilities	$ 375				372
HSBC Bank plc | 5.00% callable subordinated notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 350
Borrowings interest rate	5.00%	5.00%	5.00%	5.00%
Financial liabilities	$ 496				466
HSBC Bank plc | 6.50% subordinated notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 300
Borrowings interest rate	6.50%	6.50%	6.50%	6.50%
Financial liabilities	$ 405				369
HSBC Bank plc | 5.375% callable subordinated step-up notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 350
Borrowings interest rate	5.375%	5.375%	5.375%	5.375%
Financial liabilities	$ 584				489
HSBC Bank plc | 5.375% subordinated notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 500
Borrowings interest rate	5.375%	5.375%	5.375%	5.375%
Financial liabilities	$ 912				750
HSBC Bank plc | 6.25% subordinated notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 225
Borrowings interest rate	6.25%	6.25%	6.25%	6.25%
Financial liabilities	$ 303				276
HSBC Bank plc | 4.75% subordinated notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | £		£ 600
Borrowings interest rate	4.75%	4.75%	4.75%	4.75%
Financial liabilities	$ 802				731
The Hongkong and Shanghai Banking Corporation Limited | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	400				400
The Hongkong and Shanghai Banking Corporation Limited | Primary capital undated floating rate notes (third series) | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	400
Financial liabilities	400				400
HSBC Bank Malaysia Berhad | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	123				$ 224
HSBC Bank Malaysia Berhad | 4.35% subordinated bonds | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | MYR						MYR 500
Borrowings interest rate					4.35%	4.35%
Financial liabilities	$ 0				$ 112
HSBC Bank Malaysia Berhad | 5.05% subordinated bonds | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | MYR			MYR 500
Borrowings interest rate	5.05%	5.05%	5.05%	5.05%
Financial liabilities	$ 123				112
HSBC Securities (USA) Inc. | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,246				1,252
HSBC Securities (USA) Inc. | 5.00% subordinated notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 750
Borrowings interest rate	5.00%	5.00%	5.00%	5.00%
Financial liabilities	$ 748				748
HSBC Securities (USA) Inc. | 7.20% subordinated debentures | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 250
Borrowings interest rate	7.20%	7.20%	7.20%	7.20%
Financial liabilities	$ 221				220
HSBC Securities (USA) Inc. | Other subordinated liabilities each less than $150m | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	277				284
HSBC Bank USA, N.A. | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	4,163				4,455
HSBC Bank USA, N.A. | 6.00% subordinated notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount					$ 500
Borrowings interest rate					6.00%	6.00%
Financial liabilities	0				$ 498
HSBC Bank USA, N.A. | 4.875% subordinated notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,250
Borrowings interest rate	4.875%	4.875%	4.875%	4.875%
Financial liabilities	$ 1,236				1,257
HSBC Bank USA, N.A. | 5.875% subordinated notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 1,000
Borrowings interest rate	5.875%	5.875%	5.875%	5.875%
Financial liabilities	$ 1,272				1,137
HSBC Bank USA, N.A. | 5.625% subordinated notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 750
Borrowings interest rate	5.625%	5.625%	5.625%	5.625%
Financial liabilities	$ 955				862
HSBC Bank USA, N.A. | 7.00% subordinated notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 700
Borrowings interest rate	7.00%	7.00%	7.00%	7.00%
Financial liabilities	$ 700				701
HSBC Finance Corporation | 6.676% senior subordinated notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	$ 2,939
Borrowings interest rate	6.676%	6.676%	6.676%	6.676%
Financial liabilities	$ 1,092				2,192
HSBC Bank Canada | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	31				328
HSBC Bank Canada | Other subordinated liabilities each less than $150m | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 31				29
HSBC Bank Canada | 4.80% subordinated debentures | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount | CAD				CAD 400
Borrowings interest rate	4.80%	4.80%	4.80%	4.80%
Financial liabilities	$ 0				299
HSBC Mexico, S.A. | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	355				438
HSBC Mexico, S.A. | Other subordinated liabilities each less than $150m | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	115				198
HSBC Mexico, S.A. | Non-convertible subordinated obligations | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Notional amount	300
Financial liabilities	240				240
Other HSBC Subsidiaries | Other subordinated liabilities each less than $200m | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 336				$ 403
Three Month London Interbank Offered Rate LIBOR | HSBC Bank plc | 5.375% callable subordinated step-up notes | HSBC Subsidiaries | Subordinated Liabilities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis	1.50%	1.50%	1.50%	1.50%